Schedule of Share-based Compensation, Stock Options, Activity (Details) (USD $)	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Sep. 30, 2013
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 1		$ 2,375,000
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 2		3.18
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 3		(1,100,000)
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 4		2.82
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 5		500,000
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 6		1.50
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 7		0.72
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 8		1,775,000
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 9		2.94
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 10		(550,000)
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 11		3.86
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 12		(150,000)
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 13		3.72
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 14		2,000,000
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 15		0.40
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 16		0.50
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 17		3,075,000
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 18		1.26
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 19		2,305,000
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 20		0.79
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 21		905,000
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 22		2.81
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 1	1,775,000
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 2	2.94
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 3	(550,000)
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 4	3.86
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 5	(150,000)
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 6	3.72
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 7	2,000,000
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 8	0.40
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 9	0.50
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 10	3,075,000
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 11	1.26
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 12	(505,000)
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 13	2.50
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 14	2,570,000
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 15	1.02
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 16	2,300,000
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 17	0.79
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 18	$ 2,305,000
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 19	0.79